Summary of significant accounting policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure summary of significant accounting policies [Line Items]
Capitalisation rate of borrowing costs eligible for capitalisation	6.90%	7.98%	7.98%
Borrowing costs capitalised	$ 610,841	$ 254,950	$ 637,390
Reversal of impairment loss		5,664,000
Impairment loss	$ 0		149,574,000
Percentage of debt maturing in more than five years	99.00%
Write-off of Unsuccessful Exploration Efforts	$ 5,834,000	$ 31,366,000	$ 30,084,000
Deferred Tax Liability Unrecognised	$ 12,300,000
Top of range [member]
Disclosure summary of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10 years	10 years	10 years
Bottom of range [member]
Disclosure summary of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years	3 years	3 years